CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company CNY (¥)	Share capital (Note 17) CNY (¥)	Share premium CNY (¥)	Other reserves CNY (¥)	Shares held for employee share scheme CNY (¥)	Statutory surplus reserve CNY (¥)	Special reserve CNY (¥)	Fair value reserve CNY (¥)	Other equity instruments CNY (¥)	Foreign currency translation reserve CNY (¥)	Retained earnings/ (Accumulated losses) CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at December 31	¥ 54,756,244	¥ 17,022,673	¥ 27,363,826	¥ 1,108,544		¥ 5,867,557	¥ 139,891	¥ 49,511	¥ 5,487,104	¥ 182,197	¥ (2,465,059)	¥ 16,096,611	¥ 70,852,855
Changes in accounting policies (Note 3.1.4)	(240)										(240)		(240)
Adjustment due to business combinations under common control (Note 41)	1,855,040		2,496,478				17,664	124,653		4,250	(788,005)	8,237,028	10,092,068
Restated balance at Dec. 31, 2019	56,611,044	17,022,673	29,860,304	1,108,544		5,867,557	157,555	174,164	5,487,104	186,447	(3,253,304)	24,333,639	80,944,683
Profit for the year	862,054										862,054	1,382,629	2,244,683
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(51,430)							(51,430)				(30,810)	(82,240)
Exchange differences on translation of foreign operations	162,149									162,149		(2,206)	159,943
Total comprehensive income/(loss)for the year	972,773							(51,430)		162,149	862,054	1,349,613	2,322,386
Business combinations under common control	(13,329)		(13,329)									23,996	10,667
Capital injection from non-controlling shareholders	6,134		6,134									482,717	488,851
Disposal of subsidiaries	3,616			3,616								(15,704)	(12,088)
Release of deferred government subsidies	49,290			49,290									49,290
Other appropriations	39,567						39,567					(6,994)	32,573
Share of reserves of joint ventures and associates	3,838			(58)			3,896						3,838
Distribution of other equity instruments	(275,000)										(275,000)	(146,416)	(421,416)
Underwriting fees of other equity instruments	(675)								(675)				(675)
Dividends distribution by subsidiaries to non- controlling shareholders												(427,418)	(427,418)
Repayment of senior perpetual securities	(2,000,000)								(2,000,000)				(2,000,000)
Issuance of Senior Perpetual Securities	1,000,000								1,000,000				1,000,000
Balance at Dec. 31, 2020	56,397,258	17,022,673	29,853,109	1,161,392		5,867,557	201,018	122,734	4,486,429	348,596	(2,666,250)	25,593,433	81,990,691
Balance at December 31	54,449,317	17,022,673	27,353,768	1,161,392		5,867,557	180,428	7,618	4,486,429	345,205	(1,975,753)	16,855,847	71,305,164
Changes in accounting policies (Note 3.1.4)	63,068										63,068		63,068
Adjustment due to business combinations under common control (Note 41)	1,884,873		2,499,341				20,590	115,116		3,391	(753,565)	8,737,586	10,622,459
Profit for the year	5,759,422										5,759,422	5,557,455	11,316,877
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(10,440)							(10,440)				9,999	(441)
Exchange differences on translation of foreign operations	255,465									255,465		(1,349)	254,116
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	6,292							6,292					6,292
Total comprehensive income/(loss)for the year	6,010,739							(4,148)		255,465	5,759,422	5,566,105	11,576,844
Business combinations under common control	(395,624)		(395,624)										(395,624)
Capital injection from non-controlling shareholders	559,083		549,285	9,798								2,137,038	2,696,121
Appropriation to surplus reserves						254,642					(254,642)
Disposal of subsidiaries												(3,886)	(3,886)
Other appropriations	117,324			1,356			115,968					92,918	210,242
Share of reserves of joint ventures and associates	4,343						4,343						4,343
Distribution of other equity instruments	(209,500)										(209,500)	(140,127)	(349,627)
Offset of statutory surplus reserves against accumulated losses						(4,229,913)					4,229,913
Dividends distribution by subsidiaries to non- controlling shareholders												(645,286)	(645,286)
Repayment of senior perpetual securities	(2,000,000)			(12,000)					(1,988,000)			(3,386,250)	(5,386,250)
Disposal of other equity instrument investments								(48,865)			48,865
Balance at Dec. 31, 2021	60,483,623	17,022,673	30,006,770	1,160,546		1,892,286	321,329	167,451	2,498,429	604,061	6,810,078	29,213,945	89,697,568
Balance at December 31	57,264,687	17,022,673	26,958,144	1,159,190		1,892,286	287,983	20,760	2,498,429	600,995	6,824,227	15,518,810	72,783,497
Changes in accounting policies (Note 3.1.4)	61,526										61,526	12,196	73,722
Adjustment due to business combinations under common control (Note 41)	3,157,410		3,048,626	1,356			33,346	146,691		3,066	(75,675)	13,682,939	16,840,349
Profit for the year	4,191,927										4,191,927	6,651,402	10,843,329	$ 1,572,135
Other comprehensive income for the year
Changes in fair value of equity investments at fair value through other comprehensive income, net of tax	(23,061)							(23,061)				(13,587)	(36,648)
Exchange differences on translation of foreign operations	(486,357)									(486,357)		5,844	(480,513)
Share of other comprehensive income of associates and joint ventures accounted for using the equity method	(5,628)							(5,628)					(5,628)	(816)
Total comprehensive income/(loss)for the year	3,676,881							(28,689)		(486,357)	4,191,927	6,643,659	10,320,540	1,496,337
Business combinations under common control	(8,639,315)		(8,549,073)								(90,242)		(8,639,315)
Transactions with non-controlling shareholders	(17,911)			(17,911)								15,846	(2,065)
Appropriation to surplus reserves						168,254					(168,254)
Issuance of shares for employee share scheme (Note 18)		138,919	265,766		¥ (404,685)
Employee share schemes-value of employee services	48,172			48,172								86	48,258
Capital contribution to a branch of the Company	5,080			5,080									5,080
Other appropriations	(4,959)						(4,959)					(12,725)	(17,684)
Share of reserves of joint ventures and associates	3,832			453			3,379						3,832
Distribution of other equity instruments	(109,071)										(109,071)		(109,071)
Dividends distribution by subsidiaries to non- controlling shareholders												(2,507,856)	(2,507,856)
Distribution of dividends	(544,891)										(544,891)		(544,891)
Repayment of senior perpetual securities	(2,498,429)								(2,498,429)				(2,498,429)
Issuance of Senior Perpetual Securities	2,000,000								2,000,000				2,000,000
Balance at Dec. 31, 2022	¥ 54,403,012	¥ 17,161,592	¥ 21,723,463	¥ 1,196,340	¥ (404,685)	¥ 2,060,540	¥ 319,749	¥ 138,762	¥ 2,000,000	¥ 117,704	¥ 10,089,547	¥ 33,352,955	¥ 87,755,967	$ 12,723,419